Document and Entity Information	Sep. 17, 2025
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Bitwise Solana Staking ETF
Entity Central Index Key	0002045872
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-6904527
Entity Address, Address Line One	250 Montgomery Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	707-3663
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment No. 2